Due to Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
DUE TO RELATED PARTIES

NOTE 4 - DUE TO RELATED PARTIES

Due to related parties amounted to $82,072 and $17,329 as of June 30, 2018 and December 31, 2017, respectively. Due to related parties are fees paid on behalf of the Company by Zilin Wang who was a prior shareholder and also a prior officer of the Company and by Chunxia Jiang who is a current shareholder and also a current officer of the Company. The amount due to related parties are unsecured, non-interest bearing, and due on demand.

NOTE 4 - DUE TO A RELATED PARTY

Due to a related party amounted to $17,329 and $0 as of December 31, 2017 and 2016 are fees paid on behalf of the Company by a shareholder who is an officer of the Company, respectively. The amount due to a related party is unsecured, non-interest bearing, and due on demand.